Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 13,670	$ 12,588	$ 12,633	$ 13,899	$ 12,682	$ 12,318	$ 11,514	$ 11,092	$ 11,075	$ 10,126	$ 9,600
Class B
Account Value [Line Items]
Line Graph and Table Measure Name	Class B (with sales charge)
Account Value	$ 13,570	12,495	12,540	13,872	12,736	12,444	11,696	11,347	11,401	10,491	10,000
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 13,409	12,348	12,392	13,737	12,621	12,351	11,636	11,296	11,367	10,475	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 14,607	13,405	13,425	14,736	13,403	12,986	12,103	11,638	11,593	10,579	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 14,585	13,400	13,423	14,723	13,403	12,979	12,107	11,638	11,593	10,579	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	12,301	12,188	13,095	12,678	12,033	11,214	11,104	11,075	10,356	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	12,301	12,188	13,095	12,678	12,033	11,214	11,104	11,075	10,356	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	12,301	12,188	13,095	12,678	12,033	11,214	11,104	11,075	10,356	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	12,301	12,188	13,095	12,678	12,033	11,214	11,104	11,075	10,356	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,762	$ 12,301	$ 12,188	$ 13,095	$ 12,678	$ 12,033	$ 11,214	$ 11,104	$ 11,075	$ 10,356	$ 10,000